Financial Risk Management - Details of Financial Instruments that Have Not Been Converted to Alternative Interest Rate Benchmark (Details) ₩ in Millions	Dec. 31, 2021 KRW (₩) [1]
Financial assets at fair value through profit or loss [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	₩ 4,695
Other exposure amount	0
Financial liabilities designated at fair value through profit or loss [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	92,833
Other exposure amount	0
Financial Investments [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	231,702
Other exposure amount	0
Loans [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	3,734,401
Other exposure amount	55,800
Borrowings and debentures [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	867,731
Other exposure amount	0
Derivative financial instruments [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	1,398,607
Other exposure amount	₩ 0

[1]	Financial instruments to be expired before transition to alternative interest rate benchmark are excluded, and non-derivative financial instruments are the carrying amount and others are the nominal amount.